Jan. 29, 2024
Aristotle Value Equity Fund
Aristotle Value Equity Fund
Investment Goal
Aristotle Value Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 14 in the Fund’s prospectus (the “Prospectus”) and in the appendix to the Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.

Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	I	R6	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	I	R6	I-2
Management Fee[1]	0.69%	0.69%	0.61%	0.69%
Distribution (12b-1) and/or Service Fee	0.25%	None	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.95%	0.70%	0.62%	0.70%
Less Fee Waiver[2]	0.00%	0.00%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses after Fee Waiver	0.95%	0.70%	0.61%	0.69%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	I	R6	I-2
1 year	$518	$72	$62	$70
3 years	$715	$224	$196	$222
5 years	$928	$390	$344	$388
10 years	$1,542	$871	$772	$869

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	I	R6	I-2
1 year	$518	$72	$62	$70
3 years	$715	$224	$196	$222
5 years	$928	$390	$344	$388
10 years	$1,542	$871	$772	$869

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	I	R6	I-2
1 year	$518	$72	$62	$70
3 years	$715	$224	$196	$222
5 years	$928	$390	$344	$388
10 years	$1,542	$871	$772	$869

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	I	R6	I-2
1 year	$518	$72	$62	$70
3 years	$715	$224	$196	$222
5 years	$928	$390	$344	$388
10 years	$1,542	$871	$772	$869

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). As of December 31, 2023, the portfolio turnover rate of the Fund was 23% of the average value of its portfolio. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s investments in equity securities may include common stocks, depository receipts, and exchange-traded funds (“ETFs”) that invest primarily in equity securities. Depository receipts represent interests in foreign securities held on deposit by banks. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.
The Fund seeks to meet its investment goal by investing primarily in equity securities of domestic and foreign issuers that are listed on a U.S. exchange or that are otherwise publicly traded in the United States but may invest up to 20% of its total assets in American Depository Receipts and Global Depository Receipts (“ADRs” and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.
In selecting investments for the Fund, the sub-adviser employs a fundamental, bottom-up approach. The sub-adviser focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies with the following attributes: attractive business fundamentals; experienced, motivated company management; pricing power; sustainable competitive advantages; financial strength; and/or high or consistently improving market position, return on invested capital and operating margins.
The Fund is benchmarked to the Russell 1000® Value Index and the S&P 500® Index. However, the sub-adviser is not constrained by the composition of either index in selecting investments for the Fund.

Principal Risks
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below for periods prior to October 23, 2023 is the performance of Aristotle Value Equity Fund, a series of Investment Managers Series Trust (the “Predecessor Fund”) as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 20.96%; Q1 2020: (23.87)%
Average Annual Total Returns(For the periods ended December 31, 2023)

Average Annual Total Returns (For the periods ended December 31, 2023)	1 year	5 years	Since Inception
Class I-2 (incepted August 31, 2016) (before taxes)	19.70%	13.94%	11.51%
Class I-2 (after taxes on distributions)	19.37%	13.58%	11.18%
Class I-2 (after taxes on distributions and sale of Fund shares)	11.90%	11.18%	9.34%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)(based on August 31, 2016, inception date of the Predecessor Fund)	11.46%	10.91%	8.85%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)(based on August 31, 2016, inception date of the Predecessor Fund)	26.29%	15.69%	13.35%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.